Related party balances and transactions (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended
	Apr. 20, 2023	Aug. 01, 2021	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Related Party Transaction [Line Items]
Credit limit amounted			the Company’s major suppliers for a roll-over credit limit amounted to RMB1,000,000 (approximately $141,000) with a period of five years, expiring on March 16, 2026, that can be used during the Company’s purchase transaction. Additionally, a separate roll-over credit facility of RMB2,000,000 (approximately $285,000) has been granted by this major supplier for the Company’s purchase transaction during the fiscal year ended September 30, 2025
Operating lease	$ 3,589	$ 40,486	$ 19,583	$ 19,649
Jinshan Yao And Ke Chen [Member]
Related Party Transaction [Line Items]
Bank loans amounted			551,215		$ 569,995
Ke Chen Jinshan Yao [Member]
Related Party Transaction [Line Items]
Bank loans amounted			1,390,439		1,437,814
Chengdu Small Enterprise Financing Guarantee Ltd [Member]
Related Party Transaction [Line Items]
Bank loans amounted			275,607		284,998
Ke Chen [Member]
Related Party Transaction [Line Items]
loans borrowed			$ 413,411		$ 0